Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team and amounts due as of December 31, 2025, were as follows:

	Years Ended December 31,
	2025	2024
	$	$
Share based compensation	14,189	7,399
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	3,739	2,639
Salaries, bonuses and benefits included in exploration expenditures	276	305
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	-	439
	18,204	10,782

	December 31, 2025	December 31, 2024
	$	$
Total due to directors	101	111